Accounts Receivable, net (Tables)	12 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Accounts receivable	1,659,811	2,499,395
Less: allowance for expected credit loss	(28,287)	(10,248)
Accounts receivable, net	1,631,524	2,489,147

Schedule of movement of allowance for expected credit loss

The movement of allowance for expected credit loss of accounts receivable, net are as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	10,248	10,933
Addition / (reversal) during the year	18,039	(685)
Balance at end of the year	28,287	10,248